DEBT AND CREDIT FACILITIES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 456	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	863	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	680	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,059	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	822	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,467	[1]
Long-term Debt Maturities, Total Repayments Of Principal	12,347	[1]
Schedule Of Long-term Debt Maturities, S D G E [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	360	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	10	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	10	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	171	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	285	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,625	[1]
Long-term Debt Maturities, Total Repayments Of Principal	4,461	[1]
Schedule Of Long-term Debt Maturities, So Cal Gas [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	0	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	8	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	0	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	250	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	0	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,655	[1]
Long-term Debt Maturities, Total Repayments Of Principal	1,913	[1]
Schedule Of Long-term Debt Maturities, Other Sempra Energy [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	96	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	845	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	670	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	638	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	537	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,187	[1]
Long-term Debt Maturities, Total Repayments Of Principal	$ 5,973	[1]

[1]	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.